Cover	Mar. 16, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	TELOS CORPORATION
Entity Incorporation, State or Country Code	MD
Entity File Number	001-08443
Entity Tax Identification Number	52-0880974
Entity Address, Address Line One	19886 Ashburn Road
Entity Address, City or Town	Ashburn
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20147-2358
City Area Code	703
Local Phone Number	724-3800
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TLS
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000320121
Amendment Flag	false